ACQUISITION (Details 1) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Prepaid expenses	$ 209,493	$ 385,366
Inventory	919,481	723,953
Right-of-use asset	2,395,049	4,451,385
Lease liability	(4,913,979)	$ (2,824,493)
MANITOBA LTD
Statement [Line Items]
Cash	29,795
Prepaid expenses	4,595
Inventory	72,265
Furniture and fixture	12,251
Leasehold improvement	3,889
Right-of-use asset	101,333
Lease liability	(101,333)
Liabilities assumed	(101,317)
Total identifiable net assets acquired	$ 21,478